Financing Receivable, Net - Summary of Aging Analysis of Past Due Financing Receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	¥ 4,808,064	¥ 4,137,154
1-29 Days Past Due
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	93,205	94,448
30-59 Days Past Due
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	67,796	76,449
60-89 Days Past Due
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	58,292	65,816
90-179 Days Past Due
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	143,553	183,054
Total Past Due
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	362,846	419,767
Current
Aging analysis of past due financing receivables
Total financing receivables (excluding accrued interest receivable)	¥ 4,445,218	¥ 3,717,387